Statements of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Interim dividends, paid per share	R$ 0.56	R$ 0.85	R$ 0.80
Proposed dividends, per share	R$ 0.70	R$ 0.90	R$ 0.87